                     SUPPLEMENT DATED AUGUST 3, 2009 TO THE
                   CLASS R5 PROSPECTUS DATED MARCH 2, 2009 FOR
                        SELIGMAN GLOBAL FUND SERIES, INC.
                                 (THE "SERIES")

EFFECTIVE ON OR ABOUT AUGUST 3, 2009 (THE "NEW CLASS EFFECTIVE DATE"), SELIGMAN GLOBAL TECHNOLOGY FUND WILL OFFER CLASS R5 SHARES IN THE SERIES' PROSPECTUS.

THE FOLLOWING CHANGES ARE EFFECTIVE ON THE NEW CLASS EFFECTIVE DATE:

THE FRONT COVER OF THE SERIES' PROSPECTUS IS REVISED TO PROVIDE THAT SELIGMAN GLOBAL TECHNOLOGY FUND WILL OFFER CLASS R5 SHARES ON THE NEW CLASS EFFECTIVE DATE.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Series' prospectus, as supplemented on May 20, 2009.

The following is hereby added to the Series' prospectus:

SELIGMAN GLOBAL TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Seligman Global Technology Fund's investment objective is long-term capital appreciation.

  TECHNOLOGY:

  The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and bio-technology.


PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the

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SELIGMAN GLOBAL TECHNOLOGY FUND


greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

o Above-average growth prospects

o High profit margins

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

o Quality management and equity ownership by executives

o Unique competitive advantages (e.g., market share, proprietary products)

o Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated. The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management


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SELIGMAN GLOBAL TECHNOLOGY FUND


purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

There is no guarantee the Fund will achieve its objective.

PRINCIPAL RISKS

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund may be susceptible to factors affecting technology and technology-related industries, and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of one of the Fund's investments may offset potential gains from other investments.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. There can be no assurances that the Fund will achieve, by investing in initial public offerings or otherwise, the strong performance that the Fund had previously experienced, and past performance is no guarantee of future investment results.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.



3

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SELIGMAN GLOBAL TECHNOLOGY FUND

If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

PAST PERFORMANCE

The Fund anticipates offering Class R5 shares on the New Class Effective Date. Accordingly, there is no performance information in respect of Class R5 shares.

Please note that you will find performance returns for other classes of shares of Seligman Global Technology Fund, together with returns of one or more broad measures of market performance, in the performance table of the Series' retail class prospectus. The performance table is intended to indicate some of the risks of investing in Seligman Global Technology Fund by showing changes in the Fund's performance over time.

Past performance for Class R5 for the period prior to the beginning of operations may be calculated based on the performance of Class R2 shares (formerly, Class R shares). In each case, blended class performance will not reflect differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

SELIGMAN GLOBAL TECHNOLOGY FUND

FEES AND EXPENSES

The Fund anticipates offering Class R5 shares on the New Class Effective Date. The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For more information, see the Shareholder Information section of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              CLASS R5
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)                                                         none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) Imposed on Sales
  (as a percentage of offering price at time of purchase)                 none
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS)
--------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                           0.95%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                  0.00%
--------------------------------------------------------------------------------
Other Expenses(1)                                                         0.28%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.23%
--------------------------------------------------------------------------------


----------
   (1) "Other expenses" are based on estimated amounts for the current fiscal year and include an administrative services fee, transfer agency fees, a custody fee, and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the current fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. It is expected that on September 11, 2009, RiverSource Investments and its affiliates will begin waiving certain fees and absorbing certain expenses of the Fund through September 11, 2010, unless sooner discontinued at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under the fee waiver/expense reimbursement agreement, net operating expenses will not exceed 1.17% for Class R5.

EXAMPLES

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's total annual operating expenses shown above remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
Class R5                                               $125        $391        $677       $1,494
-------------------------------------------------------------------------------------------------------



If you did not sell your shares at the end of each period, your costs would be the same as those shown in the table above.

The following is added to the section "Management of the Funds":

Seligman Global Technology Fund is managed by RiverSource Investments. Ameriprise Financial provides administrative services to Seligman Global Technology Fund. The schedule of investment management fees for Seligman Global Technology Fund is 0.95% on first $2 billion of net assets, 0.91% on next $2 billion of net assets and 0.87% in excess of $4 billion in net assets. Ameriprise Financial charges Seligman Global Technology Fund a fee for its services (which is reflected in the Fund's "Other expenses" in the fee table above). The schedule of administrative fees for Seligman Global Technology Fund is 0.080% on the first $500,000,000 of net assets, 0.075% on net assets of $500,000,001 - $1,000,000,000, 0.070% on net


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SELIGMAN GLOBAL TECHNOLOGY FUND


assets of $1,000,000,001 - $3,000,000,000, 0.060% on net assets of
$3,000,000,001 - $12,000,000,000, and 0.050% on net assets of $12,000,000,001 or more.

The Seligman Technology Group of RiverSource Investments is responsible for the day-to-day portfolio management of Seligman Global Technology Fund. Mr. Richard
M. Parower, who joined Seligman in April 2000 and RiverSource Investments in November 2008, is Portfolio Manager of Seligman Global Technology Fund. Mr. Parower is also Portfolio Manager of Seligman Global Technology Portfolio (a portfolio of Seligman Portfolios, Inc.) and RiverSource Global Technology Fund. Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies.

Mr. Paul H. Wick is head of the Seligman Technology Group, and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990. Mr. Wick is also Portfolio Manager of Seligman Communications and Information Portfolio (a portfolio of Seligman Portfolios, Inc.) and a portfolio manager of RiverSource Global Technology Fund. Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Wick joined Seligman (the Fund's predecessor investment manager) in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman's Board of Directors in November 1997. Mr. Wick joined RiverSource Investments in November 2008. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

Ms. Reema D. Shah joined Seligman in November 2000 and RiverSource Investments in November 2008. Ms. Shah is Co-Portfolio Manager of Seligman Communications and Information Fund, Inc., and Seligman Communication and Information Portfolio and a portfolio manager of RiverSource Global Technology Fund. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.

Mr. Ajay Diwan joined Seligman in February 2001 and RiverSource Investments in November 2008. Mr. Diwan is Co-Portfolio Manager of Seligman Communications and Information Fund, Inc. and Seligman Communication and Information Portfolio and a portfolio manager of RiverSource Global Technology Fund. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, information technology services, and electronic payment processing industries.

Mr. Benjamin Lu joined Seligman in April 2005 and RiverSource Investments in November 2008. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.



6


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